Roundhill Video Games ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.4%
Computers — 1.6%
Keywords Studios PLC (b)	17,412	$328,773

Internet — 4.2%
NCSoft Corp. (b)	2,280	375,945
Webzen, Inc. (b)	23,808	235,716
Wemade Co., Ltd. (b)	9,918	271,213
		882,874
Software — 73.0% (d)
AppLovin Corp. - Class A (a)(e)	16,739	668,890
Capcom Co., Ltd. (b)	18,700	674,817
CD Projekt SA (b)	11,393	326,778
COLOPL, Inc. (b)	63,100	249,482
Com2uS Corp. (b)	7,116	235,723
DeNA Co., Ltd. (b)	29,000	291,992
Electronic Arts, Inc.	18,025	2,170,210
Embracer Group AB (a)(b)	135,031	272,319
Gree, Inc. (b)	60,000	239,236
GungHo Online Entertainment, Inc. (b)	20,100	317,950
IGG, Inc. (a)(b)	599,000	247,039
International Games System Co., Ltd. (b)	23,168	467,946
Kakao Games Corp. (a)(b)	13,891	261,987
Koei Tecmo Holdings Co., Ltd. (b)	23,900	340,422
Konami Group Corp. (b)	9,600	507,389
Krafton, Inc. (a)(b)	4,246	473,876
MIXI, Inc. (b)	16,800	266,931
Modern Times Group AB - Class B (a)(b)	45,111	306,852
Netmarble Corp. (a)(b)(f)	9,193	286,813
Nexon Co., Ltd. (b)	37,300	668,263
Paradox Interactive AB (b)	12,146	256,689
Pearl Abyss Corp. (a)(b)	8,184	282,625
ROBLOX Corp. - Class A (a)(e)	41,476	1,201,145
Sega Sammy Holdings, Inc. (b)	21,900	404,906
Square Enix Holdings Co., Ltd. (b)	11,600	398,392
Stillfront Group AB (a)(b)	182,429	268,584
Take-Two Interactive Software, Inc. (a)	12,018	1,687,207
Team17 Group PLC (a)(b)	64,975	210,160
Ubisoft Entertainment SA (a)(b)	12,898	420,051
Unity Software, Inc. (a)(e)	26,763	840,091
		15,244,765
Toys/Games/Hobbies — 20.6%
Bandai Namco Holdings, Inc. (b)	31,800	648,253
Nintendo Co., Ltd. (b)	87,700	3,661,391
		4,309,644
TOTAL COMMON STOCKS (Cost $24,509,713)		20,766,056

SHORT-TERM INVESTMENTS - 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund, Class X, 5.26% (c)	33,338	33,338
TOTAL SHORT-TERM INVESTMENTS (Cost $33,338)		33,338

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	2,491,820	2,491,820
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,491,820)		2,491,820

TOTAL INVESTMENTS (Cost $27,034,871) — 111.5%		23,291,214
Other assets and liabilities, net — (11.5)%		(2,409,428)
NET ASSETS — 100.0%		$20,881,786

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $2,493,294.
(f)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	Japan	41.5%
	United States	31.4%
	Republic of Korea	11.6%
	Sweden	5.3%
	United Kingdom	2.6%
	Taiwan	2.2%
	France	2.0%
	Poland	1.6%
	Cayman Islands	1.2%
	Total Country	99.4%
	SHORT-TERM INVESTMENTS	0.2%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	11.9%
	TOTAL INVESTMENTS	111.5%
	Other assets and liabilities, net	-11.5%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$20,766,056	$-	$-	$20,766,056
Money Market Fund	33,338	-	-	33,338
Investments Purchased With Proceeds From Securities Lending**	-	-	-	2,491,820
Total Investments - Assets	$20,799,394	$-	$-	$23,291,214

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.